Cash and Restricted Cash (Q1)	3 Months Ended
Mar. 31, 2025
Cash, Restricted Cash and Investments [Abstract]
Cash and Restricted Cash
NOTE 3. CASH AND RESTRICTED CASH
The following presents the Company's cash and restricted cash:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Cash	$455	$582
Restricted cash:
Cash collateral	42	34
HUD and other replacement reserves	1,731	1,992
Escrow deposits	510	546
Restricted investments for debt obligations	318	318
Total restricted cash	2,601	2,890
Total cash and restricted cash	$3,056	$3,472

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.
HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.
Escrow deposits—In connection with financing secured through the Company's lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.
Restricted cash for debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.